Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	$ 1,352,826	$ 1,534,836	$ 1,543,792
Total equipment trading revenues:	59,512	48,637	95,998
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	512,408	559,938	529,150
Total equipment trading revenues:	6,493	14,367	32,673
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	708,786	820,633	822,902
Total equipment trading revenues:	12,014	9,716	19,978
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	59,600	89,075	132,930
Total equipment trading revenues:	31,101	15,824	23,897
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	4,412	4,335	4,203
Total equipment trading revenues:	0	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	67,620	60,855	54,607
Total equipment trading revenues:	$ 9,904	$ 8,730	$ 19,450